Note 12 - Subsequent Event	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Subsequent Events [Text Block]	12 . Subsequent Event During March 2017, we issued 983,334 shares of our common stock pursuant to the exercise of certain stock purchase warrants, resulting in total net proceeds of $49,167.